Fair Value Measurements - Gross carrying value and fair value of assets and liabilities measured at a fair value on a recurring basis (Details) $ in Millions	Dec. 31, 2022 USD ($)
Level 2 | Interest rate swaps
Fair Value Measurements
Gross carrying value and fair value of derivative assets	$ 10
Level 3 | Non-employee Earnout Shares
Fair Value Measurements
Gross carrying value and fair value of derivative liabilities	$ 90